Investment Objectives and Goals - Capital Group Global Equity ETF	May 24, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Global Equity ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide prudent growth of capital and conservation of principal.